Accounting for Derivative Instruments and Hedging Activities (Details 4) (USD $) In Millions	May 31, 2011
Derivative Credit Risk Related Contingent Features [Abstract]
The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	$ 9.4
Required collateral assets to be posted if the credit-risk contingent features of these underlying agreements were triggered.	$ 6.5